Inventories	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]
NOTE 3 - INVENTORIES

At March 31, 2012 and December 31, 2011, inventories consisted of the following:

	March 31, 2012	December 31, 2011
Finished goods	$28,819,501	$23,914,873
Less: reserve for obsolete inventory	-	-
	$28,819,501	$23,914,873

NOTE 3 - INVENTORIES

At December 31, 2011 and 2010, inventories consisted of the following:

	December 31, 2011	December 31, 2010
Packaging materials	$-	$46,810
Finished goods	23,914,873	6,464,076
	23,914,873	6,510,886
Less: reserve for obsolete inventory	-	-
	$23,914,873	$6,510,886